Related party transactions (Details) - EUR (€) € / shares in Units, € in Thousands					1 Months Ended	3 Months Ended		12 Months Ended
		Nov. 03, 2023	Nov. 01, 2023	Jan. 01, 2023	Nov. 30, 2022	Dec. 31, 2023	May 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenue								€ 485,031	€ 535,004	€ 361,465
Dividend paid to shareholders		€ 184,400						184,381
Operating expenses	[1],[2],[3]							€ 38,726	€ 60,852	€ 38,208
Treasury stock acquired (in shares)							0
Class A common stock
Related Party Transaction [Line Items]
Treasury stock acquired (in shares)									205,457
Expedia | Revenue | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration risk, percentage								36.00%	32.00%	25.00%
Related Party
Related Party Transaction [Line Items]
Revenue								€ 172,472	€ 173,307	€ 91,355
Accounts receivable, related party						€ 19,094		19,094	24,432
Related Party | Expedia
Related Party Transaction [Line Items]
Revenue								172,500	173,300	91,300
Accounts receivable, related party						€ 19,100		19,100	24,400
Dividend paid to shareholders		110,600
Operating expenses								€ 200	200	€ 200
Related Party | Expedia | Data Hosting Services Agreement
Related Party Transaction [Line Items]
Termination notice period (in days)								30 days
Related Party | Expedia | Services and Support Agreement
Related Party Transaction [Line Items]
Termination notice period (in days)			30 days
Related Party | Expedia | Management Services Agreement
Related Party Transaction [Line Items]
Termination notice period (in days)				30 days
Related Party | UBIO Limited | Commercial Agreement
Related Party Transaction [Line Items]
Termination notice period (in days)						90 days
Operating expenses								€ 1,500	€ 500
Related Party | Peter Vinnemeier | Class A common stock
Related Party Transaction [Line Items]
Treasury stock acquired (in shares)					20,000,000
Treasury stock acquired, value					€ 19,300
Treasury stock acquired (in EUR per share)					€ 1.00
Related Party | Rolf Schromgens, Founder
Related Party Transaction [Line Items]
Dividend paid to shareholders		€ 15,100
Minimum | Related Party | Expedia
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms								14 days
Maximum | Related Party | Expedia
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms								30 days

[1]

	Year ended December 31,
	2023	2022	2021
(1) Includes share-based compensation as follows:
Cost of revenue	€146	€198	€257
Selling and marketing	463	737	1,104
Technology and content	1,728	2,969	3,897
General and administrative	7,168	11,438	12,003

[2]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€—	€8	€98
Amortization of internal use software and website development costs included in technology and content	3,085	4,019	4,566
Amortization of internal use software costs included in general and administrative	—	104	313
Amortization of acquired technology included in amortization of intangible assets	135	136	136

[3]

(3) Includes related party expense as follows:
Selling and marketing	€94	€97	€111
Technology and content	1,618	541	48
General and administrative	63	1	—